Intangible Assets	12 Months Ended
Feb. 26, 2012
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 5 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	February 26, 2012	February 27, 2011
Customer related intangibles	$28,466	$28,466
Core technology	18,671	18,671
Trademark and trade names	3,668	3,600
Capitalized software	3,564	3,564
Patents	1,426	2,001

Total intangible assets	55,795	56,302
Customer related amortization	(28,466)	(28,466)
Core technology amortization	(18,671)	(18,671)
Trademark and trade name amortization	(1,589)	(1,528)
Capitalized software amortization	(3,524)	(3,441)
Patent amortization	(521)	(758)

Total accumulated amortization	(52,771)	(52,864)

Intangible assets, net	$3,024	$3,438

Amortization expense related to intangible assets was $82, $247 and $2,188 in fiscal 2012, 2011 and 2010, respectively. Included in trademarks and trade names is $1,955 of indefinite lived intangible assets.

Estimated future amortization expense related to finite-lived intangible assets at February 26, 2012 is as follows:

Expense
2013	$155
2014	114
2015	114
2016	114
2017 and thereafter	571

Total	$1,068